Document and Entity Information	0 Months Ended
Apr. 27, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Apr. 27, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015
Eaton Vance Balanced Fund | Class A
Risk/Return:
Trading Symbol	EVIFX
Eaton Vance Balanced Fund | Class B
Risk/Return:
Trading Symbol	EMIFX
Eaton Vance Balanced Fund | Class C
Risk/Return:
Trading Symbol	ECIFX
Eaton Vance Balanced Fund | Class I
Risk/Return:
Trading Symbol	EIIFX
Eaton Vance Dividend Builder Fund | Class A
Risk/Return:
Trading Symbol	EVTMX
Eaton Vance Dividend Builder Fund | Class C
Risk/Return:
Trading Symbol	ECTMX
Eaton Vance Dividend Builder Fund | Class I
Risk/Return:
Trading Symbol	EIUTX
Eaton Vance Growth Fund | Class A
Risk/Return:
Trading Symbol	EALCX
Eaton Vance Growth Fund | Class C
Risk/Return:
Trading Symbol	ECLCX
Eaton Vance Growth Fund | Class I
Risk/Return:
Trading Symbol	ELCIX
Eaton Vance Growth Fund | Class R
Risk/Return:
Trading Symbol	ELCRX
Eaton Vance Large-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	EHSTX
Eaton Vance Large-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	ECSTX
Eaton Vance Large-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	EILVX
Eaton Vance Large-Cap Value Fund | Class R
Risk/Return:
Trading Symbol	ERSTX
Eaton Vance Large-Cap Value Fund | Class R6
Risk/Return:
Trading Symbol	ERLVX
Eaton Vance Real Estate Fund | Class A
Risk/Return:
Trading Symbol	EAREX
Eaton Vance Real Estate Fund | Class I
Risk/Return:
Trading Symbol	EIREX
Eaton Vance Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ETEGX
Eaton Vance Small-Cap Fund | Class B
Risk/Return:
Trading Symbol	EBSMX
Eaton Vance Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECSMX
Eaton Vance Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISGX
Eaton Vance Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSGX
Eaton Vance Small-Cap Value Fund | Class A
Risk/Return:
Trading Symbol	EAVSX
Eaton Vance Small-Cap Value Fund | Class B
Risk/Return:
Trading Symbol	EBVSX
Eaton Vance Small-Cap Value Fund | Class C
Risk/Return:
Trading Symbol	ECVSX
Eaton Vance Small-Cap Value Fund | Class I
Risk/Return:
Trading Symbol	EIVSX
Eaton Vance Special Equities Fund | Class A
Risk/Return:
Trading Symbol	EVSEX
Eaton Vance Special Equities Fund | Class C
Risk/Return:
Trading Symbol	ECSEX
Eaton Vance Special Equities Fund | Class I
Risk/Return:
Trading Symbol	EISEX
Parametric Absolute Return Fund | Investor Class
Risk/Return:
Trading Symbol	EOAAX
Parametric Absolute Return Fund | Institutional Class
Risk/Return:
Trading Symbol	EOAIX
Eaton Vance Commodity Strategy Fund | Class A
Risk/Return:
Trading Symbol	EACSX
Eaton Vance Commodity Strategy Fund | Class C
Risk/Return:
Trading Symbol	ECCSX
Eaton Vance Commodity Strategy Fund | Class I
Risk/Return:
Trading Symbol	EICSX
Eaton Vance Core Bond Fund | Class A
Risk/Return:
Trading Symbol	EAGIX
Eaton Vance Core Bond Fund | Class I
Risk/Return:
Trading Symbol	EIGIX
Eaton Vance Greater India Fund | Class A
Risk/Return:
Trading Symbol	ETGIX
Eaton Vance Greater India Fund | Class B
Risk/Return:
Trading Symbol	EMGIX
Eaton Vance Greater India Fund | Class C
Risk/Return:
Trading Symbol	ECGIX
Eaton Vance Greater India Fund | Class I
Risk/Return:
Trading Symbol	EGIIX